Document and Entity Information	0 Months Ended
Jan. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2013
Registrant Name	MFS SERIES TRUST III
Central Index Key	0000225604
Amendment Flag	false
Document Creation Date	May 30, 2013
Document Effective Date	May 31, 2013
Prospectus Date	May 31, 2013
MFS High Income Fund Summary of Key Information | A
Risk/Return:
Trading Symbol	MHITX
MFS High Income Fund Summary of Key Information | R4
Risk/Return:
Trading Symbol	MHIJX
MFS High Income Fund Summary of Key Information | 529A
Risk/Return:
Trading Symbol	EAHIX
MFS High Income Fund Summary of Key Information | 529B
Risk/Return:
Trading Symbol	EMHBX
MFS High Income Fund Summary of Key Information | 529C
Risk/Return:
Trading Symbol	EMHCX
MFS High Income Fund Summary of Key Information | B
Risk/Return:
Trading Symbol	MHIBX
MFS High Income Fund Summary of Key Information | C
Risk/Return:
Trading Symbol	MHICX
MFS High Income Fund Summary of Key Information | I
Risk/Return:
Trading Symbol	MHIIX
MFS High Income Fund Summary of Key Information | R1
Risk/Return:
Trading Symbol	MHIGX
MFS High Income Fund Summary of Key Information | R2
Risk/Return:
Trading Symbol	MIHRX
MFS High Income Fund Summary of Key Information | R3
Risk/Return:
Trading Symbol	MHIHX
MFS High Income Fund Summary of Key Information | R5
Risk/Return:
Trading Symbol	MHIKX
MFS High Yield Opportunities Fund Summary of Key Information | A
Risk/Return:
Trading Symbol	MHOAX
MFS High Yield Opportunities Fund Summary of Key Information | B
Risk/Return:
Trading Symbol	MHOBX
MFS High Yield Opportunities Fund Summary of Key Information | C
Risk/Return:
Trading Symbol	MHOCX
MFS High Yield Opportunities Fund Summary of Key Information | I
Risk/Return:
Trading Symbol	MHOIX
MFS High Yield Opportunities Fund Summary of Key Information | R1
Risk/Return:
Trading Symbol	MHORX
MFS High Yield Opportunities Fund Summary of Key Information | R2
Risk/Return:
Trading Symbol	MHOSX
MFS High Yield Opportunities Fund Summary of Key Information | R3
Risk/Return:
Trading Symbol	MHOTX
MFS High Yield Opportunities Fund Summary of Key Information | R4
Risk/Return:
Trading Symbol	MHOUX
MFS High Yield Opportunities Fund Summary of Key Information | R5
Risk/Return:
Trading Symbol	MHOVX
MFS High Yield Pooled Portfolio Summary of Key Information | Fund Shares
Risk/Return:
Trading Symbol	HYPPX
MFS Municipal High Income Fund Summary of Key Information | A
Risk/Return:
Trading Symbol	MMHYX
MFS Municipal High Income Fund Summary of Key Information | B
Risk/Return:
Trading Symbol	MMHBX
MFS Municipal High Income Fund Summary of Key Information | C
Risk/Return:
Trading Symbol	MMHCX
MFS Municipal High Income Fund Summary of Key Information | I
Risk/Return:
Trading Symbol	MMIIX